Segments, Customers and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2025
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Segment Reporting Information by Segment
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands

Revenues:	338,728	394,190	347,179
Cost of revenues	224,176	257,339	227,310
Gross profit	114,552	136,851	119,869
Less:
Employee related (1)	61,947	65,111	59,729
Other segment items (2)	45,359	33,013	38,930
Financial and other expenses, net	6,538	11,474	8,468
Taxes on income	2,798	3,190	6,522

Net income (loss)	(2,090)	24,063	6,220

(1) Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.

(2) Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition and integration related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.

Schedule of Revenues and Long Lived Assets by Region
	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Revenues:

North America (*)	112,800	89,945	95,573
EMEA (**)	49,256	64,958	62,023
Asia-Pacific	29,600	34,530	35,033
India	116,712	167,550	107,354
Latin America	30,360	37,207	47,196

	338,728	394,190	347,179

(*)	As of December 31, 2025, 2024 and 2023, 95%, 97% and 94% represent revenues in the United States.

(**)
Including Europe, Middle East and Africa. Revenues from sales in Israel for the years ended December 31, 2025, 2024 and 2023, amounted to $3,606 thousand, $5,182 thousand, and $4,151 thousand, respectively.

	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Long-lived assets, net:

Israel	44,012	43,679
Others	12,493	9,787
Total long-lived assets, net (*)	56,505	53,466

(*)	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.